Unaudited Interim Condensed Consolidated Statements of (Loss) Income and Comprehensive (Loss) Income - USD ($)		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
REVENUES		$ 5,864,788	$ 2,789,575
COST OF REVENUES		(5,454,850)	(2,771,953)
GROSS PROFIT		409,938	17,622
OPERATING EXPENSES
Selling expenses		(57,274)	(240,707)
General and administrative expenses		(21,637,407)	(2,246,866)
Total operating expenses		(21,694,681)	(2,487,573)
LOSS FROM OPERATIONS		(21,284,743)	(2,469,951)
OTHER INCOME (EXPENSE), NET
Other income		1,380,337
Other expense		(2)	(432,867)
Total other income, net		1,380,335	(432,867)
NET LOSS FROM CONTINUING OPERATIONS BEFORE INCOME TAXES		(19,904,408)	(2,902,818)
NET LOSS FROM CONTINUING OPERATIONS ATTRIBUTABLE TO THE COMPANY’S SHAREHOLDERS		(19,904,408)	(2,902,818)
DISCONTINUED OPERATIONS
Net income/(loss) from discontinued operations		291,379	(260,473)
NET INCOME (LOSS) FROM DISCONTINUED OPERATIONS ATTRIBUTABLE TO THE COMPANY’S SHAREHOLDERS		291,379	(260,473)
NET LOSS		(19,613,029)	(3,163,291)
Other comprehensive (loss)/gain
Foreign currency translation(loss) /gain		(526,405)	1,684,585
TOTAL COMPREHENSIVE LOSS		$ (20,139,434)	$ (1,478,706)
Basic loss per share (in Dollars per share)	[1]	$ (7.7)	$ (10.73)
Diluted loss per share (in Dollars per share)	[1]	$ (7.7)	$ (10.73)
Weighted average number of common shares outstanding - basic (in Shares)	[1]	2,548,218	294,803
Weighted average number of common shares outstanding - diluted (in Shares)	[1]	2,548,218	294,803

[1]	The Company completed a 25-for-1 share consolidation of its Class A and Class B ordinary shares on May 5, 2025 and September 8, 2025, respectively.